Note 37 - Interest Income and Expense - Average Return On Investments And Average Borrowing Cost Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Average Return On Investments Assets Line Items
Interest Income (Income Statement)	€ 29,296	€ 27,708	€ 24,783
Cash And Balances With Central Banks And Other Demand Deposits [Member]
Average Return On Investments Assets Line Items
Average Balance	33,917	26,209	23,542
Interest Income (Income Statement)	€ 83	€ 10	€ 2
Average Interest Rate Percentage	0.25	0.04	0.01
Securities Portfolio And Derivatives [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 177,164	€ 202,388	€ 211,589
Interest Income (Income Statement)	€ 4,724	€ 5,072	€ 4,673
Average Interest Rate Percentage	2.67	2.51	2.21
Loans And Advances To Central Banks [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 10,945	€ 15,326	€ 12,004
Interest Income (Income Statement)	€ 258	€ 229	€ 140
Average Interest Rate Percentage	2.36	1.50	1.17
Loans And Advances To Credit Institutions [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 26,420	€ 28,078	€ 27,171
Interest Income (Income Statement)	€ 485	€ 218	€ 270
Average Interest Rate Percentage	1.83	0.78	0.99
Loans And Advances To Customer [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 407,153	€ 410,895	€ 382,125
Interest Income (Income Statement)	€ 23,261	€ 21,853	€ 19,471
Average Interest Rate Percentage	5.71	5.32	5.10
Loans And Advances To Customers Euros [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 196,893	€ 201,967	€ 196,987
Interest Income (Income Statement)	€ 3,449	€ 3,750	€ 4,301
Average Interest Rate Percentage	1.75	1.86	2.18
Loans And Advances To Customers Foreign Currency [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 210,261	€ 208,928	€ 185,139
Interest Income (Income Statement)	€ 19,812	€ 18,104	€ 15,170
Average Interest Rate Percentage	9.42	8.67	8.19
Other Assets [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 48,872	€ 52,748	€ 49,128
Interest Income (Income Statement)	€ 485	€ 325	€ 226
Average Interest Rate Percentage	0.99	0.62	0.46
Total [Member]
Average Return On Investments Assets Line Items
Average Balance	€ 704,471	€ 735,645	€ 705,559
Interest Income (Income Statement)	€ 29,296	€ 27,708	€ 24,783
Average Interest Rate Percentage	4.16	3.77	3.51